UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21219

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Semiannual Report

March 31, 2018

Municipal II (EIV)    •    California II (EIA)    •    Massachusetts (MAB)    •    Michigan (MIW)

New Jersey (EMJ)    •    New York II (NYH)    •    Ohio (EIO)    •    Pennsylvania (EIP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2018

Eaton Vance

Municipal Bond Funds

Table of Contents

Performance and Fund Profile

Municipal Bond Fund II	2
California Municipal Bond Fund II	3
Massachusetts Municipal Bond Fund	4
Michigan Municipal Bond Fund	5
New Jersey Municipal Bond Fund	6
New York Municipal Bond Fund II	7
Ohio Municipal Bond Fund	8
Pennsylvania Municipal Bond Fund	9

Endnotes and Additional Disclosures	10

Financial Statements	11

Officers and Trustees	70

Important Notices	71

Eaton Vance

Municipal Bond Fund II

March 31, 2018

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–1.66%	2.11%	5.45%	6.42%
Fund at Market Price	—	–4.77	–0.43	3.09	5.68
Bloomberg Barclays Municipal Bond Index	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.63	4.68	3.96	5.63

% Premium/Discount to NAV[3]
					–10.44%

Distributions[4]
Total Distributions per share for the period					$0.288
Distribution Rate at NAV					4.42%
Taxable-Equivalent Distribution Rate at NAV					7.47%
Distribution Rate at Market Price					4.94%
Taxable-Equivalent Distribution Rate at Market Price					8.34%

% Total Leverage[5]
Institutional MuniFund Term Preferred (iMTP) Shares					18.19%
Residual Interest Bond (RIB) Financing					22.40

Fund Profile

Credit Quality (% of total investments)[6,7]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

California Municipal Bond Fund II

March 31, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–1.44%	1.61%	4.04%	5.81%
Fund at Market Price	—	–9.34	–2.82	1.14	3.74
Bloomberg Barclays Municipal Bond Index	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.63	4.68	3.96	5.63

% Premium/Discount to NAV[3]
					–14.07%

Distributions[4]
Total Distributions per share for the period					$0.265
Distribution Rate at NAV					4.26%
Taxable-Equivalent Distribution Rate at NAV					8.30%
Distribution Rate at Market Price					4.96%
Taxable-Equivalent Distribution Rate at Market Price					9.66%

% Total Leverage[5]
iMTP Shares					30.17%
RIB Financing					11.01

Fund Profile

Credit Quality (% of total investments)[6,7]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–1.69%	1.37%	3.88%	6.21%
Fund at Market Price	—	–6.46	–3.25	1.38	4.08
Bloomberg Barclays Municipal Bond Index	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.63	4.68	3.96	5.63

% Premium/Discount to NAV[3]
					–13.93%

Distributions[4]
Total Distributions per share for the period					$0.260
Distribution Rate at NAV					3.56%
Taxable-Equivalent Distribution Rate at NAV					6.34%
Distribution Rate at Market Price					4.13%
Taxable-Equivalent Distribution Rate at Market Price					7.35%

% Total Leverage[5]
iMTP Shares					31.94%
RIB Financing					4.19

Fund Profile

Credit Quality (% of total investments)[6,7]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2018

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–0.69%	3.35%	5.49%	6.54%
Fund at Market Price	—	–3.82	0.90	2.91	6.03
Bloomberg Barclays Municipal Bond Index	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.63	4.68	3.96	5.63

% Premium/Discount to NAV[3]
					–12.87%

Distributions[4]
Total Distributions per share for the period					$0.285
Distribution Rate at NAV					3.82%
Taxable-Equivalent Distribution Rate at NAV					6.74%
Distribution Rate at Market Price					4.38%
Taxable-Equivalent Distribution Rate at Market Price					7.73%

% Total Leverage[5]
iMTP Shares					29.49%
RIB Financing					7.84

Fund Profile

Credit Quality (% of total investments)[6,7]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2018

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–1.94%	3.07%	4.54%	6.11%
Fund at Market Price	—	–7.79	–1.84	1.26	4.23
Bloomberg Barclays Municipal Bond Index	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.63	4.68	3.96	5.63

% Premium/Discount to NAV[3]
					–15.50%

Distributions[4]
Total Distributions per share for the period					$0.295
Distribution Rate at NAV					4.25%
Taxable-Equivalent Distribution Rate at NAV					7.89%
Distribution Rate at Market Price					5.03%
Taxable-Equivalent Distribution Rate at Market Price					9.33%

% Total Leverage[5]
iMTP Shares					29.38%
RIB Financing					10.11

Fund Profile

Credit Quality (% of total investments)[6,7]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

New York Municipal Bond Fund II

March 31, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–1.76%	1.92%	3.79%	5.46%
Fund at Market Price	—	–8.02	–4.75	0.43	3.76
Bloomberg Barclays Municipal Bond Index	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.63	4.68	3.96	5.63

% Premium/Discount to NAV[3]
					–14.99%

Distributions[4]
Total Distributions per share for the period					$0.263
Distribution Rate at NAV					4.18%
Taxable-Equivalent Distribution Rate at NAV					7.74%
Distribution Rate at Market Price					4.91%
Taxable-Equivalent Distribution Rate at Market Price					9.10%

% Total Leverage[5]
iMTP Shares					20.91%
RIB Financing					20.48

Fund Profile

Credit Quality (% of total investments)[6,7]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2018

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–1.58%	1.57%	4.89%	5.94%
Fund at Market Price	—	–7.95	–4.48	1.43	5.35
Bloomberg Barclays Municipal Bond Index	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.63	4.68	3.96	5.63

% Premium/Discount to NAV[3]
					–13.17%

Distributions[4]
Total Distributions per share for the period					$0.281
Distribution Rate at NAV					4.19%
Taxable-Equivalent Distribution Rate at NAV					7.45%
Distribution Rate at Market Price					4.82%
Taxable-Equivalent Distribution Rate at Market Price					8.57%

% Total Leverage[5]
iMTP Shares					27.04%
RIB Financing					10.45

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2018

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–1.83%	2.01%	5.04%	6.36%
Fund at Market Price	—	–7.17	–3.25	1.87	4.70
Bloomberg Barclays Municipal Bond Index	—	–0.37%	2.66%	2.73%	4.40%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.63	4.68	3.96	5.63

% Premium/Discount to NAV[3]
					–14.51%

Distributions[4]
Total Distributions per share for the period					$0.292
Distribution Rate at NAV					4.25%
Taxable-Equivalent Distribution Rate at NAV					7.41%
Distribution Rate at Market Price					4.98%
Taxable-Equivalent Distribution Rate at Market Price					8.68%

% Total Leverage[5]
iMTP Shares					31.12%
RIB Financing					7.11

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

9

Eaton Vance

Municipal Bond Funds

March 31, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

Effective September 30, 2017, the Funds’ benchmark was changed to the Bloomberg Barclays Municipal Bond Index.

[2]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing and iMTP Shares leverage. The leverage created by RIB investments and iMTP Shares provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus iMTP Shares and Floating Rate Notes. iMTP Shares leverage represents the liquidation value of the Fund’s iMTP Shares outstanding at period end as a percentage of Fund net assets applicable to common shares plus iMTP Shares and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

10

Eaton Vance

Municipal Bond Fund II

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 165.6%
Security	Principal Amount (000’s omitted)	Value

Education — 7.6%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	$2,345	$2,372,038
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	1,500	1,671,210
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	626,257
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35	1,745	1,859,681
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,850,624
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,559,895
		$9,939,705

Electric Utilities — 7.3%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$367,313
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	3,000	3,107,040
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,395,732
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	3,000	3,393,090
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	685	741,814
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	564,305
		$9,569,294

Escrowed / Prerefunded — 19.0%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	$2,200	$2,360,160
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/29	955	1,060,995
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/29	1,545	1,710,686
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/30	380	422,176
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/30	620	686,489
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	235	261,019
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.25%, 11/15/38	865	969,025
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	1,725	1,909,903
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	500	516,905

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	$5,000	$5,478,450
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	570	626,749
Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	1,120	1,230,779
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	110	113,176
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,310	1,347,820
South Carolina Transportation Infrastructure Bank, Prerefunded to 10/1/19, 5.25%, 10/1/40	1,000	1,051,710
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	1,000	1,003,090
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 5/15/18, 5.00%, 11/15/37	2,500	2,510,325
University of Virginia, Prerefunded to 6/1/18, 5.00%, 6/1/40	1,500	1,508,625
		$24,768,082

General Obligations — 17.0%
California, 5.00%, 12/1/30	$610	$692,777
California, 5.00%, 10/1/33	2,150	2,453,752
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,783,354
Clark County, NV, 5.00%, 7/1/33	500	552,745
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	2,500	3,110,600
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/33	2,000	2,225,160
New York, 5.00%, 2/15/34(1)	2,750	2,971,485
New York, NY, 5.00%, 8/1/31	1,850	2,045,730
Oregon, 5.00%, 8/1/36	430	470,158
Washington, 5.00%, 2/1/35(1)	5,250	5,899,897
		$22,205,658

Hospital — 6.7%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$402,800
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	690,867
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,701,032
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	3,000	3,062,520
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	2,500	2,834,300
		$8,691,519

11	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$619,163
		$619,163

Insured – Electric Utilities — 4.8%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,490,861
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	816,100
		$6,306,961

Insured – Escrowed / Prerefunded — 18.9%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,036,080
California Statewide Communities Development Authority, (Sutter Health), (AGM), Prerefunded to 8/15/18, 5.05%, 8/15/38(1)	1,500	1,520,085
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	2,200	2,205,522
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	1,250	1,271,225
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), Prerefunded to 8/15/18, 5.25%, 8/15/47(1)	2,500	2,534,375
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	305	313,326
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	580,622
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.50%, 1/1/29	255	262,362
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/39	290	298,906
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	530	556,261
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	210	220,406
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	425	446,059
Palm Springs Unified School District, CA, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	2,750	2,873,777
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	3,250	3,259,165
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	1,465	1,507,851
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	130	133,803

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
University of South Alabama, (BHAC), Prerefunded to 8/1/18, 5.00%, 8/1/38	$3,900	$3,944,109
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,634,116
		$24,598,050

Insured – General Obligations — 0.7%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$750	$940,162
		$940,162

Insured – Hospital — 1.8%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$2,245	$2,343,578
		$2,343,578

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,398,290
		$1,398,290

Insured – Lease Revenue / Certificates of Participation — 1.0%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,267,270
		$1,267,270

Insured – Other Revenue — 1.8%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,275,308
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,046,850
		$2,322,158

Insured – Special Tax Revenue — 5.9%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,785,130
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,048,127
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	882,139
		$7,715,396

Insured – Student Loan — 0.7%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$840	$871,298
		$871,298

12	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 18.3%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$286,208
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	441,780
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	198,128
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	111,186
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,674,790
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	7,066,956
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,333,671
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,081,300
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,046,370
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	535	558,759
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,066,843
		$23,865,991

Insured – Water and Sewer — 4.4%
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), 5.00%, 11/15/33	$105	$105,290
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,297,520
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	256,560
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	216,932
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	266,705
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	216,347
New York City Municipal Water Finance Authority, NY, (BHAC), 5.75%, 6/15/40	2,205	2,223,434
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,220,036
		$5,802,824

Lease Revenue / Certificates of Participation — 6.4%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,346,616
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,023,955
		$8,370,571

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 0.4%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$180	$197,086
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	284,775
		$481,861

Special Tax Revenue — 16.2%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	$1,850	$2,145,278
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	405	459,578
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	243,554
Homewood City Board of Education, AL, 5.00%, 4/1/32	1,880	2,049,501
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	933,510
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/47	1,300	1,496,989
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/41	1,000	1,035,810
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,145	2,344,571
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	1,655	1,806,797
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/35	2,000	2,109,960
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	516,285
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,896,082
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47(1)	4,000	4,127,160
		$21,165,075

Transportation — 19.8%
Austin, TX, Airport System Revenue, 5.00%, 11/15/41	$2,110	$2,399,091
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,750	1,973,440
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,118,660
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	640	728,589
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,125,382
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,799,704
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	465	499,066
Metropolitan Transportation Authority, NY, 4.00%, 11/15/42	600	618,126

13	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Transportation Authority, NY, 4.00%, 11/15/46	$25	$25,648
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	709,323
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,233,458
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,544,760
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	136,850
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,108,190
New Jersey Turnpike Authority, 4.00%, 1/1/43	3,500	3,614,065
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,172,806
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	90	96,449
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	330	353,648
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	230	246,482
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	145	155,391
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,308,750
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	1,500	1,637,190
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	265	287,973
		$25,893,041

Water and Sewer — 5.3%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,555	$1,671,578
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	409,572
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	324,765
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/36	4,000	4,514,520
		$6,920,435

Total Tax-Exempt Investments — 165.6% (identified cost $204,800,501)		$216,056,382

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (30.5)%		$(39,841,663)

Other Assets, Less Liabilities — (35.1)%		$(45,766,388)

Net Assets Applicable to Common Shares — 100.0%		$130,448,331

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At March 31, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	17.9%
Others, representing less than 10% individually	82.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 35.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 13.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 166.3%
Security	Principal Amount (000’s omitted)	Value

Education — 8.6%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$395	$440,832
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	177,309
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	77,278
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	397,909
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	60	68,444
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	55	62,981
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	359,479
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	230,416
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	158,482
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	449,356
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	470,938
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	498,002
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	171,674
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	550	572,556
		$4,135,656

Electric Utilities — 5.8%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$751,802
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	472,239
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	140,435
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,070,050
Vernon, Electric System Revenue, 5.125%, 8/1/21	335	348,638
		$2,783,164

Escrowed / Prerefunded — 14.1%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	$1,370	$1,406,058
California Educational Facilities Authority, (Santa Clara University), Prerefunded to 2/1/20, 5.00%, 2/1/29	890	944,940

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	$200	$203,790
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	1,400	1,465,814
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	720	796,543
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	455	503,371
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/27	350	401,849
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/28	590	677,403
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	285	296,528
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	140	145,096
		$6,841,392

General Obligations — 42.3%
Alta Loma School District, (Election of 2016), 5.00%, 8/1/42	$1,750	$2,026,692
California, 5.00%, 8/1/46	1,000	1,144,790
California, 5.50%, 11/1/35	1,300	1,421,641
Castro Valley Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,156,740
Jurupa Unified School District, (Election of 2014), 5.00%, 8/1/37	1,150	1,338,934
Lake Tahoe Community College District, (Election of 2014), 4.00%, 8/1/48	1,000	1,036,830
Lodi Unified School District, (Election of 2016), 5.00%, 8/1/34	1,365	1,594,102
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,128,300
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	1,978,186
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,611,397
San Jose Unified School District, (Election of 2012), 4.00%, 8/1/42(1)	2,000	2,100,060
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	454,624
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	335	385,180
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	580	664,639
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,270,429
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,140,000
		$20,452,544

15	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 15.9%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	$775	$898,233
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	373,773
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	528,214
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	842,820
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	676,104
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	312,880
California Health Facilities Financing Authority, (Sutter Health), 4.00%, 11/15/48	1,500	1,531,215
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	1,250	1,429,325
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,072,630
		$7,665,194

Housing — 2.3%
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), 5.00%, 5/15/50	$1,000	$1,114,520
		$1,114,520

Insured – Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,035	$993,020
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	610	617,967
		$1,610,987

Insured – Escrowed/Prerefunded — 18.1%
California Statewide Communities Development Authority, (Sutter Health), (AGM), Prerefunded to 8/15/18, 5.05%, 8/15/38(1)	$1,750	$1,773,432
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	3,004,894
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	503,123
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	1,250	1,306,263
Sacramento Municipal Utility District, (AGM), Prerefunded to 8/15/18, 5.00%, 8/15/27	390	395,078
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	1,750	1,754,935
		$8,737,725

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 9.0%
Coalinga-Huron Joint Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/41	$1,265	$1,456,129
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,917,024
		$4,373,153

Insured – Special Tax Revenue — 4.3%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,536,397
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	531,469
		$2,067,866

Insured – Transportation — 5.4%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,604,272
		$2,604,272

Insured – Water and Sewer — 0.9%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$452,667
		$452,667

Lease Revenue / Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$536,011
		$536,011

Special Tax Revenue — 14.4%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,502,293
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/41(1)	2,000	2,343,660
San Diego County Regional Transportation Commission, Sales Tax Revenue, 5.00%, 4/1/41(1)	1,000	1,154,280
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	1,300	1,397,630
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	573,295
		$6,971,158

Transportation — 13.8%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,234,363
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	576,067
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	1,060	1,129,430

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Los Angeles Harbor Department, 5.00%, 8/1/25	$1,250	$1,376,475
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	672,903
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/47	1,000	1,141,660
San Jose, Airport Revenue, 5.00%, 3/1/20	500	530,305
		$6,661,203

Water and Sewer — 7.0%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,076,135
San Diego Public Facilities Financing Authority, Sewer Revenue, 5.00%, 5/15/38	2,000	2,317,419
		$3,393,554

Total Tax-Exempt Investments — 166.3% (identified cost $76,562,001)		$80,401,066

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (51.1)%		$(24,729,253)

Other Assets, Less Liabilities — (15.2)%		$(7,311,471)

Net Assets Applicable to Common Shares — 100.0%		$48,360,342

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 24.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 13.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

17	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 154.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.1%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$750,760
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	825,754
		$1,576,514

Education — 10.9%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$750	$802,327
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	926,846
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,101,570
		$2,830,743

Escrowed / Prerefunded — 14.2%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$25	$25,227
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	70	70,643
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	320	331,472
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/29	490	507,566
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/18, 5.50%, 7/1/36	1,000	1,009,790
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/34	500	520,850
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/39	750	781,275
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	425	431,035
		$3,677,858

General Obligations — 9.5%
Danvers, 5.25%, 7/1/36	$565	$622,201
Plymouth, 5.00%, 5/1/26	250	272,667
Plymouth, 5.00%, 5/1/31	225	244,696
Plymouth, 5.00%, 5/1/32	205	222,817
Wayland, 5.00%, 2/1/33	340	366,632
Wayland, 5.00%, 2/1/36	510	549,800
Winchester, 5.00%, 4/15/36	160	173,370
		$2,452,183

Security	Principal Amount (000’s omitted)	Value

Hospital — 21.3%
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	$120	$133,044
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	603,566
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	750	834,300
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/41	1,000	1,027,610
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,000	1,097,550
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	793,228
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,036,910
		$5,526,208

Insured – Education — 12.6%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$921,137
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,382,134
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	951,293
		$3,254,564

Insured – Electric Utilities — 4.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,106,136
		$1,106,136

Insured – Escrowed / Prerefunded — 13.9%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,322,146
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	220	231,561
Revere, (AGC), Prerefunded to 4/1/19, 5.00%, 4/1/39	1,000	1,033,810
		$3,587,517

Insured – General Obligations — 9.3%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,407,433
		$2,407,433

Insured – Lease Revenue / Certificates of Participation — 4.6%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,196,650
		$1,196,650

18	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 2.2%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$555,531
		$555,531

Insured – Special Tax Revenue — 9.7%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	$805	$928,994
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	502,492
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	926,535
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	152,984
		$2,511,005

Insured – Water and Sewer — 4.8%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,250,054
		$1,250,054

Special Tax Revenue — 16.1%
Massachusetts Bay Transportation Authority, 5.00%, 7/1/35	$1,210	$1,292,837
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	1,500	1,716,450
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/40	500	582,400
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/41	500	574,235
		$4,165,922

Transportation — 12.2%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,049,740
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	523,375
Massachusetts Port Authority, 5.00%, 7/1/28	250	267,458
Massachusetts Port Authority, 5.00%, 7/1/34	435	463,588
Massachusetts Port Authority, 5.00%, 7/1/45	750	851,167
		$3,155,328

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.0%
Boston Water & Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/27	$750	$788,483
		$788,483

Total Tax-Exempt Investments — 154.7% (identified cost $36,890,381)		$40,042,129

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (49.9)%		$(12,907,008)

Other Assets, Less Liabilities — (4.8)%		$(1,243,774)

Net Assets Applicable to Common Shares — 100.0%		$25,891,347

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 39.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 12.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

19	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 157.3%
Security	Principal Amount (000’s omitted)	Value

Education — 26.4%
Michigan Technological University, 4.00%, 10/1/36	$570	$585,567
University of Michigan, 5.00%, 4/1/48(1)	3,500	4,117,155
Wayne State University, 5.00%, 11/15/40	675	754,265
Wayne State University, 5.00%, 11/15/43	400	458,156
		$5,915,143

Electric Utilities — 7.5%
Holland, Electric Utility System, 5.00%, 7/1/39	$865	$939,001
Michigan Public Power Agency, 5.00%, 1/1/43	700	736,008
		$1,675,009

Escrowed / Prerefunded — 6.3%
Comstock Park Public Schools, Prerefunded to 5/1/21, 5.25%, 5/1/33	$60	$65,999
Kalamazoo Hospital Finance Authority, (Bronson Healthcare Group), Prerefunded to 5/15/21, 5.25%, 5/15/33	430	472,832
Lansing Community College, Prerefunded to 5/1/22, 5.00%, 5/1/30	770	860,337
		$1,399,168

General Obligations — 27.1%
Battle Creek, 5.00%, 12/1/41	$750	$845,340
Buchanan Community Schools, 4.00%, 5/1/31	500	522,660
Byron Center Public Schools, 5.00%, 5/1/43	250	281,217
Comstock Park Public Schools, 5.125%, 5/1/31	205	223,194
Comstock Park Public Schools, 5.25%, 5/1/33	105	114,543
East Grand Rapids Public Schools, 5.00%, 5/1/39	665	738,376
Grass Lake Community Schools, 5.00%, 5/1/30	430	487,100
Lansing Community College, 5.00%, 5/1/30	230	254,888
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	777,540
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	709,797
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,110,340
		$6,064,995

Hospital — 21.6%
Grand Traverse Hospital Finance Authority, (Munson Healthcare Obligated Group), 5.375%, 7/1/35	$750	$825,382
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	804,068
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	810,983

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	$500	$547,395
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	750,386
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,088,910
		$4,827,124

Housing — 1.5%
Michigan Housing Development Authority, 3.60%, 12/1/33	$325	$327,519
		$327,519

Insured – Bond Bank — 3.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$701,260
		$701,260

Insured – Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$611,141
		$611,141

Insured – Escrowed / Prerefunded — 15.7%
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	$1,135	$1,207,629
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,303,187
		$3,510,816

Insured – General Obligations — 21.7%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$555,995
Livonia Public Schools, (AGM), 5.00%, 5/1/43	750	829,823
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,300,527
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	557,590
South Haven Public Schools, (BAM), 5.00%, 5/1/41	950	1,067,733
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	550,115
		$4,861,783

Insured – Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$615	$122,188
		$122,188

20	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 9.1%
Michigan Finance Authority, (Detroit Water & Sewerage Department), (AGM), 5.00%, 7/1/31	$1,500	$1,676,850
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	355	355,589
		$2,032,439

Lease Revenue / Certificates of Participation — 4.7%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,045,500
		$1,045,500

Special Tax Revenue — 4.9%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,089,530
		$1,089,530

Water and Sewer — 4.5%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$726,944
Port Huron, Water Supply System, 5.25%, 10/1/31	250	273,657
		$1,000,601

Total Tax-Exempt Investments — 157.3% (identified cost $33,212,959)		$35,184,216

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (46.9)%		$(10,486,348)

Other Assets, Less Liabilities — (10.4)%		$(2,327,095)

Net Assets Applicable to Common Shares — 100.0%		$22,370,773

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 33.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 10.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 163.8%
Security	Principal Amount (000’s omitted)	Value

Education — 5.0%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$385,274
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	237,447
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	392,677
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	690	762,195
		$1,777,593

Escrowed / Prerefunded — 7.9%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/27	$1,115	$1,209,507
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	135	137,491
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	465	473,231
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	615	710,048
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	30	33,524
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	250	259,098
		$2,822,899

General Obligations — 4.9%
Edgewater Board of Education, 4.00%, 3/1/40	$1,150	$1,207,983
Jersey City, 4.00%, 11/1/35	250	266,807
Monmouth County Improvement Authority, 5.00%, 1/15/27	260	281,817
		$1,756,607

Hospital — 15.0%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$274,137
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	466,974
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	500	519,580
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	500	506,930
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	325,639
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	155,141

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	$400	$451,484
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,085	1,195,724
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	700	784,651
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 4.00%, 7/1/35	675	700,920
		$5,381,180

Housing — 2.5%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$855	$890,551
		$890,551

Insured – Education — 0.3%
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	$85	$85,502
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	20	20,138
		$105,640

Insured – Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$616,150
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	319,396
		$935,546

Insured – Escrowed / Prerefunded — 12.7%
Bayonne, (AGM), Prerefunded to 7/1/19, 5.50%, 7/1/39	$1,000	$1,047,200
Jersey City, (AGM), Prerefunded to 1/15/19, 5.00%, 1/15/29	1,000	1,026,890
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	700	717,038
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	840	863,226
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	450	462,285
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	255	257,188
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	170	171,458
		$4,545,285

Insured – General Obligations — 25.2%
Atlantic City, (BAM), 5.00%, 3/1/37	$500	$556,570
Bayonne, (AGM), 0.00%, 7/1/23	2,415	2,065,839

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,500	$1,537,605
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	891,800
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,978,810
		$9,030,624

Insured – Hospital — 4.4%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,500	$1,565,865
		$1,565,865

Insured – Lease Revenue / Certificates of Participation — 5.2%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,267,270
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	585,655
		$1,852,925

Insured – Special Tax Revenue — 12.0%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$914,300
Garden State Preservation Trust, (AGM), 5.75%, 11/1/28	500	594,405
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,760,605
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	792,994
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	219,541
		$4,281,845

Insured – Transportation — 7.8%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,200	$758,784
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,500	1,838,895
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	189,562
		$2,787,241

Insured – Water and Sewer — 11.8%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,668,985
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	561,302
		$4,230,287

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 3.3%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 3.00%, 6/1/32	$1,275	$1,184,105
		$1,184,105

Senior Living / Life Care — 2.0%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$710,849
		$710,849

Special Tax Revenue — 8.1%
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	$2,800	$2,893,548
		$2,893,548

Student Loan — 2.8%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,002,770
		$1,002,770

Transportation — 24.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$619,140
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	220,261
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,231,960
New Jersey Turnpike Authority, 3.25%, 1/1/38	1,250	1,183,413
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,068,278
Port Authority of New York and New Jersey, 5.00%, 10/15/41(1)	2,000	2,275,120
South Jersey Transportation Authority, 5.00%, 11/1/39	200	217,852
		$8,816,024

23	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 5.7%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$695	$756,918
Passaic County Utilities Authority, 5.00%, 3/1/37	695	838,295
Sussex County Municipal Utilities Authority, 0.00%, 12/1/37	1,000	463,130
		$2,058,343

Total Tax-Exempt Investments — 163.8% (identified cost $55,460,203)		$58,629,727

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (48.4)%		$(17,320,749)

Other Assets, Less Liabilities — (15.4)%		$(5,524,235)

Net Assets Applicable to Common Shares — 100.0%		$35,784,743

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 50.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 19.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 171.4%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 10.6%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$794,760
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	2,500	2,626,575
		$3,421,335

Education — 26.2%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	$110	$122,538
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	605	667,255
Monroe County Industrial Development Corp., (University of Rochester), 4.00%, 7/1/43	1,000	1,036,750
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,381,386
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,358,500
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	110,642
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	634,357
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	353,974
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,000	1,115,300
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	1,000	1,083,080
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	578,216
		$8,441,998

Electric Utilities — 4.8%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/42	$200	$227,308
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,160	1,313,132
		$1,540,440

Escrowed / Prerefunded — 10.1%
Long Beach City School District, Prerefunded to 5/1/20, 4.50%, 5/1/26	$500	$528,985
Metropolitan Transportation Authority, Prerefunded to 11/15/20, 5.00%, 11/15/34	2,000	2,168,720
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Escrowed to Maturity, 5.00%, 5/1/20	235	250,764
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.00%, 11/15/38(1)	300	306,435
		$3,254,904

Security	Principal Amount (000’s omitted)	Value

General Obligations — 8.0%
New York, 5.00%, 2/15/34(1)	$1,000	$1,080,540
New York City, 5.00%, 8/1/34(1)	1,350	1,507,329
		$2,587,869

Hospital — 13.8%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/33	$745	$847,251
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	135	142,651
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	190,132
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/37	130	138,475
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/47	1,500	1,556,325
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.375%, 7/1/34(1)	500	525,970
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	970	1,052,023
		$4,452,827

Housing — 13.2%
New York City Housing Development Corp., 3.45%, 11/1/37	$135	$134,616
New York City Housing Development Corp., 3.55%, 11/1/42	805	781,800
New York City Housing Development Corp., 4.05%, 11/1/41	330	336,689
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	675	624,766
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	515,315
New York Mortgage Agency, 3.55%, 10/1/33	495	498,688
New York Mortgage Agency, 3.60%, 10/1/34	515	519,738
New York Mortgage Agency, 3.90%, 10/1/36	810	831,198
		$4,242,810

Industrial Development Revenue — 1.9%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$500	$621,970
		$621,970

Insured – Education — 3.8%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$290,762
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	345	359,214

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	$545	$568,288
		$1,218,264

Insured – Electric Utilities — 3.2%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 5.50%, 5/1/33	$500	$520,635
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	500	523,575
		$1,044,210

Insured – Escrowed / Prerefunded — 3.7%
Hoosic Valley Central School District, (AGC), Prerefunded to 6/15/19, 4.00%, 6/15/23	$250	$257,008
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	905	924,611
		$1,181,619

Insured – General Obligations — 3.5%
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	$185	$185,733
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	190,792
Oyster Bay, (AGM), 4.00%, 8/1/28	725	763,838
		$1,140,363

Insured – Hospital — 1.5%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$501,480
		$501,480

Insured – Other Revenue — 3.0%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$960,697
		$960,697

Insured –Special Tax Revenue — 4.4%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$548,367
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	631,091
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	235,436
		$1,414,894

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 5.0%
Hudson Yards Infrastructure Corp., 4.00%, 2/15/36	$1,000	$1,041,670
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	500	569,810
		$1,611,480

Other Revenue — 18.2%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$672,397
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	500	556,265
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)	2,200	2,571,888
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,062,988
		$5,863,538

Special Tax Revenue — 18.7%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$280	$306,051
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	220	240,179
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,068,505
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	650	704,223
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,132,496
New York Thruway Authority, Miscellaneous Tax Revenue, Prerefunded to 4/1/20, 5.00%, 4/1/26	530	564,153
		$6,015,607

Senior Living / Life Care — 0.9%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$20	$23,067
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	50	59,022
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	55	65,396
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	125	141,877
		$289,362

Transportation — 16.9%
Metropolitan Transportation Authority, 4.00%, 11/15/42	$1,240	$1,277,460
Metropolitan Transportation Authority, 4.00%, 11/15/46	55	56,427
Nassau County Bridge Authority, 5.00%, 10/1/35	350	372,344

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Nassau County Bridge Authority, 5.00%, 10/1/40	$65	$69,068
New York Thruway Authority, 5.00%, 1/1/37	1,170	1,273,452
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	928,027
Port Authority of New York and New Jersey, 5.00%, 11/15/41	1,095	1,256,589
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	200	204,016
		$5,437,383

Total Tax-Exempt Investments — 171.4% (identified cost $53,313,142)		$55,243,050

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (35.6)%		$(11,459,707)

Other Assets, Less Liabilities — (35.8)%		$(11,549,678)

Net Assets Applicable to Common Shares — 100.0%		$32,233,665

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 13.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 5.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 158.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.3%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$776,615
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	605	675,930
		$1,452,545

Education — 16.7%
Bowling Green State University, 5.00%, 6/1/33	$500	$570,530
Miami University, 5.00%, 9/1/41	500	569,455
Ohio Higher Educational Facility Commission, (Denison University), 5.00%, 11/1/42	850	968,975
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	200	209,588
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	555,120
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/42	500	567,770
Ohio State University, 5.00%, 12/1/30	455	558,344
University of Cincinnati, 5.00%, 6/1/45(1)	1,500	1,711,590
		$5,711,372

Electric Utilities — 4.1%
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	$615	$632,552
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	180	202,502
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	550,740
		$1,385,794

Escrowed / Prerefunded — 15.7%
Apollo Career Center Joint Vocational School District, Prerefunded to 12/1/21, 5.25%, 12/1/33	$270	$302,343
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	900	935,154
Canton Local School District, (School Facilities Construction and Improvement), Prerefunded to 5/1/21, 5.00%, 11/1/43	1,000	1,094,120
Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/39	400	452,424
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	105	112,404
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	290	313,554

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Ohio Turnpike Commission, Prerefunded to 2/15/20, 5.00%, 2/15/31	$1,000	$1,061,120
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	1,040	1,096,836
		$5,367,955

General Obligations — 3.0%
Cuyahoga Community College District, 3.50%, 12/1/39	$495	$492,005
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	543,520
		$1,035,525

Hospital — 25.1%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$932,894
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	486,055
Allen County, (Mercy Health), 4.00%, 8/1/47(1)	900	911,655
Butler County, (UC Health), 4.00%, 11/15/37	265	269,871
Butler County, (UC Health), 5.00%, 11/15/28	185	214,363
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/32	635	745,807
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/47	470	528,167
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	282,965
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	260	263,747
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	546,810
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	823,652
Montgomery County, (Kettering Health Network Obligated Group), 4.00%, 8/1/47	500	506,345
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	539,290
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	170	180,628
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	626,404
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	182,698
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	505	520,615
		$8,561,966

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 0.2%
Kent State University, (AGC), 5.00%, 5/1/26	$80	$82,754
		$82,754

Insured – Electric Utilities — 19.1%
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$2,750	$1,994,163
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	1,000	434,610
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,763,450
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	305,570
		$6,497,793

Insured – Escrowed / Prerefunded — 18.4%
Brooklyn City School District, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	$445	$482,193
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	920	952,982
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	330	341,831
Lorain County, (Catholic Healthcare Partners), (AGM), Prerefunded to 5/8/18, 5.00%, 2/1/29(1)	880	882,930
Lorain County, (Catholic Healthcare Partners), (AGM), Prerefunded to 5/8/18, 5.00%, 2/1/29	880	882,930
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,000	1,024,490
Ohio University, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/33	500	502,835
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	150,851
Youngstown State University, (AGC), Prerefunded to 6/15/19, 5.50%, 12/15/33	1,000	1,045,660
		$6,266,702

Insured – General Obligations — 13.0%
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	$500	$626,775
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,785,216
Wapakoneta City School District, (AGM), Prerefunded to 6/1/18, 4.75%, 12/1/35	2,000	2,010,360
		$4,422,351

Insured – Special Tax Revenue — 12.2%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$1,072,020
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	3,051,332
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	49,670
		$4,173,022

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 4.5%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$521,549
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	500	535,465
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	475,418
		$1,532,432

Insured – Water and Sewer — 1.6%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$535,888
		$535,888

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$390,058
		$390,058

Senior Living / Life Care — 4.2%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$556,799
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	398,869
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	208,780
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	252,366
		$1,416,814

Special Tax Revenue — 1.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$548,810
		$548,810

Transportation — 0.3%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$116,349
		$116,349

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 12.9%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	$1,000	$1,042,740
Texas Water Development Board, 4.00%, 10/15/47(1)	2,900	3,021,423
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	334,734
		$4,398,897

Total Tax-Exempt Investments — 158.0% (identified cost $50,293,476)		$53,897,027

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (43.1)%		$(14,701,844)

Other Assets, Less Liabilities — (14.9)%		$(5,088,061)

Net Assets Applicable to Common Shares — 100.0%		$34,107,122

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 43.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 15.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 153.5%
Security	Principal Amount (000’s omitted)	Value

Education — 31.2%
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	$390	$422,838
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	750	857,265
Delaware County Authority, (Villanova University), 5.00%, 8/1/35	750	851,685
Lehigh County General Purpose Authority, (Muhlenberg College), 5.00%, 2/1/31	755	868,786
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	838,342
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	95	107,092
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	135	153,390
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	360	410,162
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	185	209,744
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	270	301,217
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	230	255,519
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	610	664,101
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/26	670	753,683
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/34	530	597,018
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 4.25%, 11/1/34	1,740	1,771,859
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	467,399
Pennsylvania State University, 5.00%, 9/1/34	750	869,827
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/33	1,035	1,172,003
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	817,635
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	282,473
		$12,672,038

Escrowed / Prerefunded — 18.4%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,160,313

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	$555	$592,668
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), Prerefunded to 5/1/21, 5.50%, 11/1/31	1,500	1,661,145
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	925	980,888
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	175	190,733
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	135	147,505
Pennsylvania Turnpike Commission, Prerefunded to 12/1/21, 5.25%, 12/1/31	1,000	1,117,910
Philadelphia, Water and Wastewater Revenue, Prerefunded to 1/1/19, 5.25%, 1/1/32	715	734,326
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	269,790
Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	575	616,245
		$7,471,523

General Obligations — 15.2%
Chester County, 4.00%, 7/15/29	$250	$273,193
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,100	1,368,664
Pennsylvania, 4.00%, 4/1/29(1)	3,000	3,132,510
Upper Merion Area School District, 5.00%, 1/15/36	500	572,295
West York Area School District, 5.00%, 4/1/33	750	826,777
		$6,173,439

Hospital — 19.0%
Berks County Industrial Development Authority, (Tower Health), 5.00%, 11/1/37	$1,200	$1,336,080
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	195	205,356
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,062,780
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	512,140
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	547,055
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	266,648
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	1,600	1,637,648
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	713,286

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Philadelphia Hospitals and Higher Education Facilities Authority, (Temple University Health System Obligated Group), 5.00%, 7/1/34	$545	$593,331
Philadelphia Hospitals and Higher Education Facilities Authority, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	750	818,587
		$7,692,911

Housing — 1.7%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$185,369
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	506,985
		$692,354

Insured – Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$470,126
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	715,065
		$1,185,191

Insured – Escrowed / Prerefunded — 13.7%
Bucks County Water and Sewer Authority, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/35	$500	$541,790
Centennial School District, (AGM), Prerefunded to 12/15/18, 5.25%, 12/15/37	660	677,107
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	180	147,234
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	1,620	1,649,840
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/37	500	509,880
Reading School District, (AGM), Prerefunded to 9/1/18, 5.00%, 3/1/35	1,500	1,521,225
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	88,108
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	88,108
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	342,065
		$5,565,357

Insured – General Obligations — 13.5%
Erie School District, (AMBAC), 0.00%, 9/1/30	$1,000	$599,160
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	822,930
Luzerne County, (AGM), 5.00%, 11/15/29	250	281,455
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,318,433
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,447,125
		$5,469,103

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.7%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$299,805
		$299,805

Insured – Industrial Development Revenue — 2.6%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,043,500
		$1,043,500

Insured – Lease Revenue / Certificates of Participation — 4.3%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$515,715
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,217,260
		$1,732,975

Insured – Special Tax Revenue — 3.2%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,060,120
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	257,291
		$1,317,411

Insured – Transportation — 5.5%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$2,100	$2,248,953
		$2,248,953

Insured – Water and Sewer — 9.6%
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	$1,250	$931,225
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,605,432
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,367,097
		$3,903,754

Lease Revenue / Certificates of Participation — 1.7%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	$600	$668,766
		$668,766

Special Tax Revenue — 4.1%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,654,695
		$1,654,695

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 4.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$487,966
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	765,668
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	190	207,081
Philadelphia, Airport Revenue, 5.25%, 6/15/27	500	535,910
		$1,996,625

Water and Sewer — 1.3%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$532,935
		$532,935

Total Tax-Exempt Investments — 153.5% (identified cost $59,664,770)		$62,321,335

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (50.2)%		$(20,389,154)

Other Assets, Less Liabilities — (3.3)%		$(1,346,112)

Net Assets Applicable to Common Shares — 100.0%		$40,586,069

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 36.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 12.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Assets and Liabilities (Unaudited)

	March 31, 2018
Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Investments —
Identified cost	$204,800,501	$76,562,001	$36,890,381	$33,212,959
Unrealized appreciation	11,255,881	3,839,065	3,151,748	1,971,257
Investments, at value	$216,056,382	$80,401,066	$40,042,129	$35,184,216
Cash	$171,427	$12,241	$580,850	$—
Interest receivable	2,765,320	844,650	481,981	402,029
Receivable for investments sold	2,356,189	—	—	1,484,000
Due from broker for floating rate notes issued	4,800,000	1,000,000	1,200,000	2,800,000
Total assets	$226,149,318	$82,257,957	$42,304,960	$39,870,245

Liabilities
Payable for floating rate notes issued (net of unamortized deferred debt issuance costs of $24,920, $7,809, $0 and $0, respectively)	$49,230,127	$9,047,431	$1,703,436	$2,800,630
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $108,337, $70,747, $42,992 and $38,652, respectively)	39,841,663	24,729,253	12,907,008	10,486,348
Payable for investments purchased	6,223,003	—	1,736,532	4,098,282
Due to custodian	—	—	—	53,319
Payable to affiliate:
Investment adviser fee	101,558	38,233	18,536	16,675
Interest expense and fees payable	222,576	25,652	725	—
Accrued expenses	82,060	57,046	47,376	44,218
Total liabilities	$95,700,987	$33,897,615	$16,413,613	$17,499,472
Net assets applicable to common shares	$130,448,331	$48,360,342	$25,891,347	$22,370,773

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$100,134	$38,864	$17,685	$15,001
Additional paid-in capital	140,783,878	54,598,746	25,277,829	21,265,907
Accumulated undistributed net investment income	152,914	209,807	95,446	92,585
Accumulated net realized loss	(21,844,476)	(10,326,140)	(2,651,361)	(973,977)
Net unrealized appreciation	11,255,881	3,839,065	3,151,748	1,971,257
Net assets applicable to common shares	$130,448,331	$48,360,342	$25,891,347	$22,370,773

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,598	992	518	421

Common Shares Outstanding	10,013,381	3,886,356	1,768,514	1,500,065

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.03	$12.44	$14.64	$14.91

34	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2018
Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investments —
Identified cost	$55,460,203	$53,313,142	$50,293,476	$59,664,770
Unrealized appreciation	3,169,524	1,929,908	3,603,551	2,656,565
Investments, at value	$58,629,727	$55,243,050	$53,897,027	$62,321,335
Cash	$615,376	$7,977	$854,547	$804,557
Interest receivable	554,371	645,731	594,004	746,951
Receivable for investments sold	45,000	—	—	2,250,000
Due from broker for floating rate notes issued	2,240,000	1,760,000	2,320,000	1,280,000
Total assets	$62,084,474	$57,656,758	$57,665,578	$67,402,843

Liabilities
Payable for floating rate notes issued	$5,982,454	$11,278,974	$5,702,089	$4,672,431
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $54,251, $40,293, $48,156 and $60,846, respectively)	17,320,749	11,459,707	14,701,844	20,389,154
Payable for investments purchased	2,889,765	2,560,270	3,062,197	1,640,916
Payable to affiliate:
Investment adviser fee	27,024	25,420	25,231	30,586
Interest expense and fees payable	29,214	43,946	16,478	28,708
Accrued expenses	50,525	54,776	50,617	54,979
Total liabilities	$26,299,731	$25,423,093	$23,558,456	$26,816,774
Net assets applicable to common shares	$35,784,743	$32,233,665	$34,107,122	$40,586,069

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$25,792	$25,565	$25,379	$29,600
Additional paid-in capital	37,006,258	35,388,694	34,462,282	42,735,788
Accumulated undistributed net investment income	160,220	76,521	246,064	217,960
Accumulated net realized loss	(4,577,051)	(5,187,023)	(4,230,154)	(5,053,844)
Net unrealized appreciation	3,169,524	1,929,908	3,603,551	2,656,565
Net assets applicable to common shares	$35,784,743	$32,233,665	$34,107,122	$40,586,069

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	695	460	590	818

Common Shares Outstanding	2,579,166	2,556,510	2,537,940	2,960,040

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.87	$12.61	$13.44	$13.71

35	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2018
Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Interest	$4,473,234	$1,615,066	$809,720	$738,045
Total investment income	$4,473,234	$1,615,066	$809,720	$738,045

Expenses
Investment adviser fee	$603,868	$226,108	$111,141	$99,014
Trustees’ fees and expenses	4,863	1,979	1,107	1,009
Custodian fee	31,677	16,734	12,182	11,431
Transfer and dividend disbursing agent fees	9,484	9,385	9,347	9,392
Legal and accounting services	32,749	22,351	18,527	16,148
Printing and postage	11,248	4,856	3,500	3,631
Interest expense and fees	847,652	335,336	158,112	126,403
Miscellaneous	36,074	28,728	27,718	28,032
Total expenses	$1,577,615	$645,477	$341,634	$295,060

Net investment income	$2,895,619	$969,589	$468,086	$442,985

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$137,484	$(300,116)	$12,921	$70,828
Net realized gain (loss)	$137,484	$(300,116)	$12,921	$70,828
Change in unrealized appreciation (depreciation) —
Investments	$(5,500,455)	$(1,489,007)	$(982,964)	$(715,130)
Net change in unrealized appreciation (depreciation)	$(5,500,455)	$(1,489,007)	$(982,964)	$(715,130)

Net realized and unrealized loss	$(5,362,971)	$(1,789,123)	$(970,043)	$(644,302)

Distributions to auction preferred shareholders
From net investment income	$(40,537)	$(7,806)	$(5,333)	$(23,805)

Net decrease in net assets from operations	$(2,507,889)	$(827,340)	$(507,290)	$(225,122)

36	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Operations (Unaudited) — continued

	Six Months Ended March 31, 2018
Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Interest	$1,233,455	$1,097,349	$1,142,520	$1,386,322
Total investment income	$1,233,455	$1,097,349	$1,142,520	$1,386,322

Expenses
Investment adviser fee	$162,299	$152,179	$151,527	$182,529
Trustees’ fees and expenses	1,499	1,418	1,416	1,648
Custodian fee	14,210	13,792	13,679	14,659
Transfer and dividend disbursing agent fees	9,939	10,067	9,397	9,600
Legal and accounting services	19,137	21,815	19,433	20,214
Printing and postage	4,158	4,120	5,295	5,007
Interest expense and fees	238,393	210,341	219,951	273,444
Miscellaneous	28,358	30,053	29,507	30,844
Total expenses	$477,993	$443,785	$450,205	$537,945

Net investment income	$755,462	$653,564	$692,315	$848,377

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$72,863	$65,051	$54,697	$143,372
Financial futures contracts	59,395	—	—	84,849
Net realized gain	$132,258	$65,051	$54,697	$228,221
Change in unrealized appreciation (depreciation) —
Investments	$(1,655,002)	$(1,397,424)	$(1,372,266)	$(1,898,950)
Financial futures contracts	(35,083)	—	—	(50,119)
Net change in unrealized appreciation (depreciation)	$(1,690,085)	$(1,397,424)	$(1,372,266)	$(1,949,069)

Net realized and unrealized loss	$(1,557,827)	$(1,332,373)	$(1,317,569)	$(1,720,848)

Distributions to auction preferred shareholders
From net investment income	$(19,116)	$(14,878)	$(20,161)	$(11,042)

Net decrease in net assets from operations	$(821,481)	$(693,687)	$(645,415)	$(883,513)

37	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Changes in Net Assets

	Six Months Ended March 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$2,895,619	$969,589	$468,086	$442,985
Net realized gain (loss)	137,484	(300,116)	12,921	70,828
Net change in unrealized appreciation (depreciation)	(5,500,455)	(1,489,007)	(982,964)	(715,130)
Distributions to auction preferred shareholders —
From net investment income	(40,537)	(7,806)	(5,333)	(23,805)
Net decrease in net assets from operations	$(2,507,889)	$(827,340)	$(507,290)	$(225,122)
Distributions to common shareholders —
From net investment income	$(2,883,854)	$(1,030,662)	$(460,521)	$(427,519)
Total distributions to common shareholders	$(2,883,854)	$(1,030,662)	$(460,521)	$(427,519)

Net decrease in net assets	$(5,391,743)	$(1,858,002)	$(967,811)	$(652,641)

Net Assets Applicable to Common Shares
At beginning of period	$135,840,074	$50,218,344	$26,859,158	$23,023,414
At end of period	$130,448,331	$48,360,342	$25,891,347	$22,370,773

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$152,914	$209,807	$95,446	$92,585

38	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Changes in Net Assets — continued

	Six Months Ended March 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$755,462	$653,564	$692,315	$848,377
Net realized gain	132,258	65,051	54,697	228,221
Net change in unrealized appreciation (depreciation)	(1,690,085)	(1,397,424)	(1,372,266)	(1,949,069)
Distributions to auction preferred shareholders —
From net investment income	(19,116)	(14,878)	(20,161)	(11,042)
Net decrease in net assets from operations	$(821,481)	$(693,687)	$(645,415)	$(883,513)
Distributions to common shareholders —
From net investment income	$(759,822)	$(673,385)	$(714,176)	$(863,148)
Total distributions to common shareholders	$(759,822)	$(673,385)	$(714,176)	$(863,148)

Net decrease in net assets	$(1,581,303)	$(1,367,072)	$(1,359,591)	$(1,746,661)

Net Assets Applicable to Common Shares
At beginning of period	$37,366,046	$33,600,737	$35,466,713	$42,332,730
At end of period	$35,784,743	$32,233,665	$34,107,122	$40,586,069

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$160,220	$76,521	$246,064	$217,960

39	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2017
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$6,049,693	$2,106,095	$983,524	$927,120
Net realized gain (loss)	(206,930)	163,722	236,740	62,626
Net change in unrealized appreciation (depreciation)	(6,078,026)	(2,427,205)	(1,808,654)	(868,239)
Distributions to auction preferred shareholders —
From net investment income	(60,020)	(11,462)	(7,904)	(35,681)
Net increase (decrease) in net assets from operations	$(295,283)	$(168,850)	$(596,294)	$85,826
Distributions to common shareholders —
From net investment income	$(5,920,912)	$(2,061,323)	$(984,001)	$(897,189)
Total distributions to common shareholders	$(5,920,912)	$(2,061,323)	$(984,001)	$(897,189)

Net decrease in net assets	$(6,216,195)	$(2,230,173)	$(1,580,295)	$(811,363)

Net Assets Applicable to Common Shares
At beginning of year	$142,056,269	$52,448,517	$28,439,453	$23,834,777
At end of year	$135,840,074	$50,218,344	$26,859,158	$23,023,414

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$181,686	$278,686	$93,214	$100,924

40	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2017
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,613,365	$1,417,017	$1,536,288	$1,865,852
Net realized gain (loss)	754,589	(309,955)	488,387	443,312
Net change in unrealized appreciation (depreciation)	(2,741,639)	(1,288,094)	(2,465,330)	(2,334,078)
Distributions to auction preferred shareholders —
From net investment income	(28,329)	(22,300)	(28,411)	(16,122)
Net decrease in net assets from operations	$(402,014)	$(203,332)	$(469,066)	$(41,036)
Distributions to common shareholders —
From net investment income	$(1,617,137)	$(1,436,247)	$(1,486,971)	$(1,880,809)
Total distributions to common shareholders	$(1,617,137)	$(1,436,247)	$(1,486,971)	$(1,880,809)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$—	$2,404	$—
Net increase in net assets from capital share transactions	$—	$—	$2,404	$—

Net decrease in net assets	$(2,019,151)	$(1,639,579)	$(1,953,633)	$(1,921,845)

Net Assets Applicable to Common Shares
At beginning of year	$39,385,197	$35,240,316	$37,420,346	$44,254,575
At end of year	$37,366,046	$33,600,737	$35,466,713	$42,332,730

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$183,696	$111,220	$288,086	$243,773

41	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2018
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Net decrease in net assets from operations	$(2,507,889)	$(827,340)	$(507,290)	$(225,122)
Distributions to auction preferred shareholders	40,537	7,806	5,333	23,805
Net decrease in net assets from operations excluding distributions to auction preferred shareholders	$(2,467,352)	$(819,534)	$(501,957)	$(201,317)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(16,635,724)	(13,373,352)	(2,201,693)	(778,180)
Investments sold	18,370,889	13,732,817	2,631,750	3,508,419
Net amortization/accretion of premium (discount)	156,027	9,485	30,744	(22,925)
Amortization of deferred debt issuance costs	802	273	—	—
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	43,583	28,446	17,277	15,539
Decrease (increase) in interest receivable	73,734	(25,189)	(25,373)	87,049
Increase (decrease) in payable to affiliate for investment adviser fee	752	398	(119)	148
Increase (decrease) in interest expense and fees payable	34,657	2,452	(18)	—
Decrease in accrued expenses	(46,668)	(30,006)	(25,105)	(22,637)
Net change in unrealized (appreciation) depreciation from investments	5,500,455	1,489,007	982,964	715,130
Net realized (gain) loss from investments	(137,484)	300,116	(12,921)	(70,828)
Net cash provided by operating activities	$4,893,671	$1,314,913	$895,549	$3,230,398

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(2,883,854)	$(1,030,662)	$(460,521)	$(427,519)
Cash distributions paid to auction preferred shareholders	(41,469)	(7,916)	(5,385)	(24,263)
Liquidation of auction preferred shares	(4,750,000)	(900,000)	(625,000)	(2,800,000)
Proceeds from secured borrowings	3,200,000	4,000,000	—	—
Repayment of secured borrowings	—	(3,200,000)	—	—
Increase (decrease) in due to custodian	(246,921)	(164,094)	—	21,384
Net cash used in financing activities	$(4,722,244)	$(1,302,672)	$(1,090,906)	$(3,230,398)

Net increase (decrease) in cash	$171,427	$12,241	$(195,357)	$—

Cash at beginning of period	$—	$—	$776,207	$—

Cash at end of period	$171,427	$12,241	$580,850	$—

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$768,610	$304,165	$140,853	$110,864

42	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Statements of Cash Flows (Unaudited) — continued

	Six Months Ended March 31, 2018
Cash Flows From Operating Activities	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Net decrease in net assets from operations	$(821,481)	$(693,687)	$(645,415)	$(883,513)
Distributions to auction preferred shareholders	19,116	14,878	20,161	11,042
Net decrease in net assets from operations excluding distributions to auction preferred shareholders	$(802,365)	$(678,809)	$(625,254)	$(872,471)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(3,306,812)	(8,767,022)	(3,139,849)	(5,874,323)
Investments sold	6,434,216	10,331,804	5,907,033	6,513,663
Net amortization/accretion of premium (discount)	(246,448)	78,320	(183,880)	(91,169)
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	21,812	16,195	19,363	24,463
Decrease in deposits for derivatives collateral — financial futures contracts	42,000	—	—	60,000
Decrease (increase) in interest receivable	45,821	26,163	(24,284)	7,795
Decrease in payable for variation margin on open financial futures contracts	(438)	—	—	(625)
Increase (decrease) in payable to affiliate for investment adviser fee	(206)	(89)	(143)	8
Increase in interest expense and fees payable	4,305	7,425	2,388	3,883
Decrease in accrued expenses	(26,948)	(28,829)	(25,091)	(25,655)
Net change in unrealized (appreciation) depreciation from investments	1,655,002	1,397,424	1,372,266	1,898,950
Net realized gain from investments	(72,863)	(65,051)	(54,697)	(143,372)
Net cash provided by operating activities	$3,747,076	$2,317,531	$3,247,852	$1,501,147

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(759,822)	$(673,385)	$(714,176)	$(863,148)
Cash distributions paid to auction preferred shareholders	(19,571)	(15,164)	(20,682)	(11,149)
Liquidation of auction preferred shares	(2,225,000)	(1,750,000)	(2,250,000)	(1,275,000)
Proceeds from secured borrowings	—	—	720,000	—
Repayment of secured borrowings	—	—	(660,000)	—
Decrease in due to custodian	(127,307)	—	—	—
Net cash used in financing activities	$(3,131,700)	$(2,438,549)	$(2,924,858)	$(2,149,297)

Net increase (decrease) in cash	$615,376	$(121,018)	$322,994	$(648,150)

Cash at beginning of period	$—	$128,995	$531,553	$1,452,707

Cash at end of period	$615,376	$7,977	$854,547	$804,557

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$212,276	$186,721	$198,200	$245,098

43	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$13.570		$14.190	$13.650		$13.620	$11.840	$13.370

Income (Loss) From Operations
Net investment income(1)	$0.289		$0.604	$0.666		$0.739	$0.757	$0.752
Net realized and unrealized gain (loss)	(0.537)		(0.627)	0.369		0.046	1.785	(1.516)
Distributions to APS shareholders(1)
From net investment income	(0.004)		(0.006)	(0.003)		(0.006)	(0.005)	(0.009)
Discount on redemption and repurchase of APS(1)	—		—	0.180		—	—	—

Total income (loss) from operations	$(0.252)		$(0.029)	$1.212		$0.779	$2.537	$(0.773)

Less Distributions to Common Shareholders
From net investment income	$(0.288)		$(0.591)	$(0.672)		$(0.749)	$(0.757)	$(0.757)

Total distributions to common shareholders	$(0.288)		$(0.591)	$(0.672)		$(0.749)	$(0.757)	$(0.757)

Net asset value — End of period (Common shares)	$13.030		$13.570	$14.190		$13.650	$13.620	$11.840

Market value — End of period (Common shares)	$11.670		$12.550	$13.500		$12.550	$12.570	$11.200

Total Investment Return on Net Asset Value(2)	(1.66	)%(3)	0.25%	9.27	%(4)	6.30%	22.61%	(5.83)%

Total Investment Return on Market Value(2)	(4.77	)%(3)	(2.55)%	13.07%		5.89%	19.62%	(14.20)%

44	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$130,448		$135,840	$142,056	$136,708	$136,398	$118,569
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.10	%(7)	1.10%	1.17%	1.11%	1.20%	1.23%
Interest and fee expense(8)	1.27	%(7)	1.04%	0.58%	0.19%	0.21%	0.23%
Total expenses(6)	2.37	%(7)	2.14%	1.75%	1.30%	1.41%	1.46%
Net investment income	4.35	%(7)	4.46%	4.71%	5.37%	6.01%	5.83%
Portfolio Turnover	10	%(3)	8%	7%	6%	10%	7%
Senior Securities:
Total preferred shares outstanding(9)	1,598		1,788	1,788	1,788	1,788	1,788
Asset coverage per preferred share(10)	$106,632		$100,974	$104,450	$101,459	$101,285	$91,314
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 7.89%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Preferred shares represent iMTP Shares as of March 31, 2018, iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.82%	0.83%	0.89%	0.84%	0.89%	0.91%
Interest and fee expense	0.96%	0.78%	0.44%	0.14%	0.15%	0.17%
Total expenses	1.78%	1.61%	1.33%	0.98%	1.04%	1.08%
Net investment income	3.26%	3.35%	3.58%	4.06%	4.44%	4.33%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

45	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$12.920		$13.500	$13.100		$13.280	$11.770	$13.410

Income (Loss) From Operations
Net investment income(1)	$0.249		$0.542	$0.611		$0.754	$0.769	$0.756
Net realized and unrealized gain (loss)	(0.462)		(0.589)	0.146		(0.194)	1.479	(1.632)
Distributions to APS shareholders(1)
From net investment income	(0.002)		(0.003)	(0.003)		(0.009)	(0.007)	(0.013)
Discount on redemption and repurchase of APS(1)	—		—	0.287		—	—	—

Total income (loss) from operations	$(0.215)		$(0.050)	$1.041		$0.551	$2.241	$(0.889)

Less Distributions to Common Shareholders
From net investment income	$(0.265)		$(0.530)	$(0.641)		$(0.731)	$(0.731)	$(0.751)

Total distributions to common shareholders	$(0.265)		$(0.530)	$(0.641)		$(0.731)	$(0.731)	$(0.751)

Net asset value — End of period (Common shares)	$12.440		$12.920	$13.500		$13.100	$13.280	$11.770

Market value — End of period (Common shares)	$10.690		$12.070	$13.020		$12.540	$12.080	$11.260

Total Investment Return on Net Asset Value(2)	(1.44	)%(3)	0.04%	8.18	%(4)	4.47%	20.12%	(6.75)%

Total Investment Return on Market Value(2)	(9.34	)%(3)	(3.09)%	8.99%		9.94%	14.22%	(12.29)%

46	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$48,360		$50,218	$52,449	$50,914	$51,581	$45,732
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.26	%(7)	1.28%	1.36%	1.27%	1.32%	1.34%
Interest and fee expense(8)	1.36	%(7)	1.10%	0.54%	0.11%	0.12%	0.13%
Total expenses(6)	2.62	%(7)	2.38%	1.90%	1.38%	1.44%	1.47%
Net investment income	3.94	%(7)	4.19%	4.53%	5.69%	6.15%	5.84%
Portfolio Turnover	16	%(3)	24%	14%	0%	5%	7%
Senior Securities:
Total preferred shares outstanding(9)	992		1,028	1,028	1,028	1,028	1,028
Asset coverage per preferred share(10)	$73,750		$73,851	$76,020	$74,528	$75,176	$69,487
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 5.88%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Preferred shares represent iMTP Shares as of March 31, 2018, iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.83%	0.85%	0.91%	0.85%	0.86%	0.88%
Interest and fee expense	0.90%	0.73%	0.36%	0.07%	0.08%	0.09%
Total expenses	1.73%	1.58%	1.27%	0.92%	0.94%	0.97%
Net investment income	2.59%	2.77%	3.04%	3.80%	4.02%	3.86%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

47	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$15.190		$16.080	$15.090		$15.190	$13.530	$15.920

Income (Loss) From Operations
Net investment income(1)	$0.265		$0.556	$0.619		$0.775	$0.788	$0.801
Net realized and unrealized gain (loss)	(0.552)		(0.886)	0.703		(0.105)	1.641	(2.389)
Distributions to APS shareholders(1)
From net investment income	(0.003)		(0.004)	(0.004)		(0.010)	(0.009)	(0.015)
Discount on redemption and repurchase of APS(1)	—		—	0.330		—	—	—

Total income (loss) from operations	$(0.290)		$(0.334)	$1.648		$0.660	$2.420	$(1.603)

Less Distributions to Common Shareholders
From net investment income	$(0.260)		$(0.556)	$(0.658)		$(0.760)	$(0.760)	$(0.787)

Total distributions to common shareholders	$(0.260)		$(0.556)	$(0.658)		$(0.760)	$(0.760)	$(0.787)

Net asset value — End of period (Common shares)	$14.640		$15.190	$16.080		$15.090	$15.190	$13.530

Market value — End of period (Common shares)	$12.600		$13.740	$15.280		$13.650	$14.560	$12.510

Total Investment Return on Net Asset Value(2)	(1.69	)%(3)	(1.68)%	11.32	%(4)	4.76%	18.82%	(10.28)%

Total Investment Return on Market Value(2)	(6.46	)%(3)	(6.40)%	16.93%		(1.14)%	23.19%	(20.01)%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$25,891		$26,859	$28,439	$26,687	$26,870	$23,925
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.39	%(7)	1.43%	1.53%	1.41%	1.44%	1.45%
Interest and fee expense(8)	1.20	%(7)	1.01%	0.53%	0.08%	0.08%	0.09%
Total expenses(6)	2.59	%(7)	2.44%	2.06%	1.49%	1.52%	1.54%
Net investment income	3.55	%(7)	3.66%	3.90%	5.11%	5.50%	5.31%
Portfolio Turnover	7	%(3)	6%	2%	7%	1%	3%
Senior Securities:
Total preferred shares outstanding(9)	518		543	543	543	543	543
Asset coverage per preferred share(10)	$74,983		$74,464	$77,375	$74,148	$74,484	$69,061
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.04%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Preferred shares represent iMTP Shares as of March 31, 2018, iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.92%	0.95%	1.03%	0.94%	0.94%	0.96%
Interest and fee expense	0.79%	0.67%	0.36%	0.05%	0.05%	0.06%
Total expenses	1.71%	1.62%	1.39%	0.99%	0.99%	1.02%
Net investment income	2.35%	2.43%	2.63%	3.39%	3.58%	3.52%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

49	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$15.350		$15.890	$14.940		$14.860	$13.160	$15.030

Income (Loss) From Operations
Net investment income(1)	$0.295		$0.618	$0.682		$0.793	$0.784	$0.789
Net realized and unrealized gain (loss)	(0.434)		(0.536)	0.669		0.070	1.660	(1.859)
Distributions to APS shareholders(1)
From net investment income	(0.016)		(0.024)	(0.011)		(0.011)	(0.010)	(0.017)
Discount on redemption and repurchase of APS(1)	—		—	0.316		—	—	—

Total income (loss) from operations	$(0.155)		$0.058	$1.656		$0.852	$2.434	$(1.087)

Less Distributions to Common Shareholders
From net investment income	$(0.285)		$(0.598)	$(0.706)		$(0.789)	$(0.734)	$(0.783)

Total distributions to common shareholders	$(0.285)		$(0.598)	$(0.706)		$(0.789)	$(0.734)	$(0.783)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—	$—		$0.017	$—	$—

Net asset value — End of period (Common shares)	$14.910		$15.350	$15.890		$14.940	$14.860	$13.160

Market value — End of period (Common shares)	$13.000		$13.810	$15.060		$13.020	$13.010	$11.790

Total Investment Return on Net Asset Value(2)	(0.69	)%(3)	0.91%	11.59	%(4)	6.63%	19.57%	(7.29)%

Total Investment Return on Market Value(2)	(3.82	)%(3)	(4.21)%	21.36%		6.11%	16.89%	(21.98)%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$22,371		$23,023	$23,835	$22,408	$22,492	$19,931
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.49	%(7)	1.54%	1.65%	1.48%	1.54%	1.55%
Interest and fee expense(8)	1.11	%(7)	0.94%	0.47%	—	—	—
Total expenses(6)	2.60	%(7)	2.48%	2.12%	1.48%	1.54%	1.55%
Net investment income	3.90	%(7)	4.05%	4.36%	5.30%	5.60%	5.46%
Portfolio Turnover	14	%(3)	12%	—	3%	30%	29%
Senior Securities:
Total preferred shares outstanding(9)	421		533	533	533	533	533
Asset coverage per preferred share(10)	$78,137		$68,197	$69,719	$67,042	$67,199	$62,395
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.37%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Preferred shares represent iMTP Shares as of March 31, 2018, iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.94%	0.97%	1.06%	0.93%	0.95%	0.96%
Interest and fee expense	0.70%	0.59%	0.30%	—	—	—
Total expenses	1.64%	1.56%	1.36%	0.93%	0.95%	0.96%
Net investment income	2.46%	2.56%	2.78%	3.33%	3.44%	3.39%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

51	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$14.490		$15.270	$14.240		$14.480	$13.120	$14.640

Income (Loss) From Operations
Net investment income(1)	$0.293		$0.626	$0.675		$0.760	$0.755	$0.759
Net realized and unrealized gain (loss)	(0.611)		(0.768)	0.771		(0.261)	1.318	(1.537)
Distributions to APS shareholders(1)
From net investment income	(0.007)		(0.011)	(0.006)		(0.010)	(0.009)	(0.015)
Discount on redemption and repurchase of APS(1)	—		—	0.303		—	—	—

Total income (loss) from operations	$(0.325)		$(0.153)	$1.743		$0.489	$2.064	$(0.793)

Less Distributions to Common Shareholders
From net investment income	$(0.295)		$(0.627)	$(0.713)		$(0.750)	$(0.704)	$(0.727)

Total distributions to common shareholders	$(0.295)		$(0.627)	$(0.713)		$(0.750)	$(0.704)	$(0.727)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—	$—		$0.021	$—	$—

Net asset value — End of period (Common shares)	$13.870		$14.490	$15.270		$14.240	$14.480	$13.120

Market value — End of period (Common shares)	$11.720		$13.020	$14.710		$13.050	$12.540	$11.730

Total Investment Return on Net Asset Value(2)	(1.94	)%(3)	(0.44)%	12.67	%(4)	4.11%	16.77%	(5.48)%

Total Investment Return on Market Value(2)	(7.79	)%(3)	(7.13)%	18.43%		10.17%	13.11%	(18.01)%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2017	2016	2015		2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$35,785		$37,366	$39,385	$36,714		$37,789	$34,221
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.31	%(7)	1.34%	1.45%	1.29%		1.30%	1.35%
Interest and fee expense(8)	1.30	%(7)	1.07%	0.52%	0.00	%(9)	0.01%	0.04%
Total expenses(6)	2.61	%(7)	2.41%	1.97%	1.29%		1.31%	1.39%
Net investment income	4.13	%(7)	4.35%	4.50%	5.28%		5.50%	5.35%
Portfolio Turnover	10	%(3)	11%	8%	5%		5%	11%
Senior Securities:
Total preferred shares outstanding(10)	695		784	784	784		784	784
Asset coverage per preferred share(11)	$76,489		$72,661	$75,237	$71,830		$73,201	$68,650
Involuntary liquidation preference per preferred share(12)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(12)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 10.43%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Amount is less than 0.005%.

(10)	Preferred shares represent iMTP Shares as of March 31, 2018, iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(11)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(12)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30,
		2017	2016	2015		2014		2013
Expenses excluding interest and fees	0.86%	0.88%	0.96%	0.84%		0.84%		0.88%
Interest and fee expense	0.85%	0.70%	0.35%	0.00	%(9)	0.00	%(9)	0.03%
Total expenses	1.71%	1.58%	1.31%	0.84%		0.84%		0.91%
Net investment income	2.70%	2.84%	2.99%	3.46%		3.55%		3.50%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

53	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$13.140		$13.780	$13.390		$13.460	$12.380	$13.900

Income (Loss) From Operations
Net investment income(1)	$0.256		$0.554	$0.612		$0.700	$0.736	$0.714
Net realized and unrealized gain (loss)	(0.517)		(0.623)	0.243		(0.083)	1.037	(1.537)
Distributions to APS shareholders(1)
From net investment income	(0.006)		(0.009)	(0.005)		(0.007)	(0.006)	(0.010)
Discount on redemption and repurchase of APS(1)	—		—	0.202		—	—	—

Total income (loss) from operations	$(0.267)		$(0.078)	$1.052		$0.610	$1.767	$(0.833)

Less Distributions to Common Shareholders
From net investment income	$(0.263)		$(0.562)	$(0.662)		$(0.687)	$(0.687)	$(0.687)

Total distributions to common shareholders	$(0.263)		$(0.562)	$(0.662)		$(0.687)	$(0.687)	$(0.687)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—	$—		$0.007	$—	$—

Net asset value — End of period (Common shares)	$12.610		$13.140	$13.780		$13.390	$13.460	$12.380

Market value — End of period (Common shares)	$10.720		$11.930	$13.590		$12.320	$11.840	$11.120

Total Investment Return on Net Asset Value(2)	(1.76	)%(3)	(0.15)%	8.28	%(4)	5.22%	15.23%	(6.01)%

Total Investment Return on Market Value(2)	(8.02	)%(3)	(8.01)%	15.94%		10.09%	12.85%	(16.01)%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$32,234		$33,601	$35,240	$34,233	$34,557	$31,779
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.42	%(7)	1.45%	1.49%	1.37%	1.39%	1.40%
Interest and fee expense(8)	1.28	%(7)	1.05%	0.54%	0.16%	0.17%	0.17%
Total expenses(6)	2.70	%(7)	2.50%	2.03%	1.53%	1.56%	1.57%
Net investment income	3.97	%(7)	4.22%	4.44%	5.20%	5.72%	5.33%
Portfolio Turnover	18	%(3)	28%	14%	1%	7%	14%
Senior Securities:
Total preferred shares outstanding(9)	460		530	530	530	530	530
Asset coverage per preferred share(10)	$95,073		$88,398	$91,492	$89,590	$90,203	$84,960
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 6.69%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Preferred shares represent iMTP Shares as of March 31, 2018, iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	1.02%	1.04%	1.09%	1.00%	1.00%	1.01%
Interest and fee expense	0.91%	0.75%	0.39%	0.11%	0.12%	0.12%
Total expenses	1.93%	1.79%	1.48%	1.11%	1.12%	1.13%
Net investment income	2.84%	3.03%	3.23%	3.75%	4.08%	3.85%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

55	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$13.970		$14.750	$13.900		$13.770	$12.220	$13.800

Income (Loss) From Operations
Net investment income(1)	$0.273		$0.605	$0.656		$0.741	$0.742	$0.736
Net realized and unrealized gain (loss)	(0.514)		(0.788)	0.607		0.100	1.518	(1.584)
Distributions to APS shareholders(1)
From net investment income	(0.008)		(0.011)	(0.006)		(0.009)	(0.008)	(0.013)
Discount on redemption and repurchase of APS(1)	—		—	0.262		—	—	—

Total income (loss) from operations	$(0.249)		$(0.194)	$1.519		$0.832	$2.252	$(0.861)

Less Distributions to Common Shareholders
From net investment income	$(0.281)		$(0.586)	$(0.669)		$(0.702)	$(0.702)	$(0.719)

Total distributions to common shareholders	$(0.281)		$(0.586)	$(0.669)		$(0.702)	$(0.702)	$(0.719)

Net asset value — End of period (Common shares)	$13.440		$13.970	$14.750		$13.900	$13.770	$12.220

Market value — End of period (Common shares)	$11.670		$12.970	$15.000		$12.460	$12.500	$11.380

Total Investment Return on Net Asset Value(2)	(1.58	)%(3)	(1.04)%	11.24	%(4)	6.63%	19.45%	(6.46)%

Total Investment Return on Market Value(2)	(7.95	)%(3)	(9.65)%	26.20%		5.30%	16.44%	(20.91)%

56	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$34,107		$35,467	$37,420	$35,276	$34,947	$30,995
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.33	%(7)	1.33%	1.38%	1.27%	1.32%	1.33%
Interest and fee expense(8)	1.26	%(7)	0.94%	0.46%	0.01%	0.03%	0.02%
Total expenses(6)	2.59	%(7)	2.27%	1.84%	1.28%	1.35%	1.35%
Net investment income	3.98	%(7)	4.32%	4.51%	5.33%	5.74%	5.51%
Portfolio Turnover	11	%(3)	10%	5%	4%	12%	12%
Senior Securities:
Total preferred shares outstanding(9)	590		680	680	680	680	680
Asset coverage per preferred share(10)	$82,809		$77,158	$80,031	$76,877	$76,393	$70,581
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.27%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Preferred shares represent iMTP Shares as of March 31, 2018, iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.89%	0.89%	0.95%	0.86%	0.87%	0.89%
Interest and fee expense	0.85%	0.64%	0.31%	0.01%	0.02%	0.01%
Total expenses	1.74%	1.53%	1.26%	0.87%	0.89%	0.90%
Net investment income	2.67%	2.92%	3.09%	3.60%	3.78%	3.67%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

57	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
			2017	2016		2015	2014	2013
Net asset value — Beginning of period (Common shares)	$14.300		$14.950	$14.080		$14.200	$12.710	$14.460

Income (Loss) From Operations
Net investment income(1)	$0.287		$0.630	$0.693		$0.809	$0.834	$0.812
Net realized and unrealized gain (loss)	(0.581)		(0.640)	0.623		(0.147)	1.437	(1.742)
Distributions to APS shareholders(1)
From net investment income	(0.004)		(0.005)	(0.004)		(0.009)	(0.008)	(0.014)
Discount on redemption and repurchase of APS(1)	—		—	0.311		—	—	—

Total income (loss) from operations	$(0.298)		$(0.015)	$1.623		$0.653	$2.263	$(0.944)

Less Distributions to Common Shareholders
From net investment income	$(0.292)		$(0.635)	$(0.753)		$(0.773)	$(0.773)	$(0.806)

Total distributions to common shareholders	$(0.292)		$(0.635)	$(0.753)		$(0.773)	$(0.773)	$(0.806)

Net asset value — End of period (Common shares)	$13.710		$14.300	$14.950		$14.080	$14.200	$12.710

Market value — End of period (Common shares)	$11.720		$12.930	$14.500		$12.240	$12.850	$11.590

Total Investment Return on Net Asset Value(2)	(1.83	)%(3)	0.44%	12.08	%(4)	5.29%	18.84%	(6.69)%

Total Investment Return on Market Value(2)	(7.17	)%(3)	(6.35)%	25.00%		1.16%	17.93%	(22.03)%

58	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$40,586		$42,333	$44,255	$41,685	$42,033	$37,619
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.28	%(7)	1.30%	1.40%	1.28%	1.34%	1.35%
Interest and fee expense(8)	1.32	%(7)	1.07%	0.55%	0.05%	0.08%	0.06%
Total expenses(6)	2.60	%(7)	2.37%	1.95%	1.33%	1.42%	1.41%
Net investment income	4.11	%(7)	4.42%	4.71%	5.69%	6.21%	5.83%
Portfolio Turnover	12	%(3)	4%	7%	4%	2%	14%
Senior Securities:
Total preferred shares outstanding(9)	818		869	869	869	869	869
Asset coverage per preferred share(10)	$74,616		$73,714	$75,926	$72,969	$73,370	$68,290
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.75%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Preferred shares represent iMTP Shares as of March 31, 2018, iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015, 2014 and 2013.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.84%	0.85%	0.93%	0.85%	0.86%	0.88%
Interest and fee expense	0.87%	0.71%	0.37%	0.03%	0.06%	0.04%
Total expenses	1.71%	1.56%	1.30%	0.88%	0.92%	0.92%
Net investment income	2.69%	2.92%	3.14%	3.75%	4.02%	3.82%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

59	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

As of March 31, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund

60

Eaton Vance

Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes (net of unamortized deferred debt issuance costs) as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2018. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2018, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Floating Rate Notes Outstanding	$49,255,047	$9,055,240	$1,703,436	$2,800,630
Interest Rate or Range of Interest Rates (%)	1.59 - 2.08	1.59 - 1.60	1.71	—
Collateral for Floating Rate Notes Outstanding	$62,799,342	$11,685,122	$2,667,743	$4,117,155

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$5,982,454	$11,278,974	$5,702,089	$4,672,431
Interest Rate or Range of Interest Rates (%)	1.60	1.60 - 1.61	1.61 - 1.75	1.61
Collateral for Floating Rate Notes Outstanding	$8,236,946	$15,293,825	$7,570,338	$5,813,658

For the six months ended March 31, 2018, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Average Floating Rate Notes Outstanding	$42,847,747	$7,421,429	$500,000	—
Average Interest Rate	1.75%	1.70%	1.78%	—

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$3,740,000	$9,500,000	$3,352,967	$3,390,000
Average Interest Rate	1.68%	1.72%	1.80%	1.68%

61

Eaton Vance

Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2018.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. Dividends on the APS, which accrued daily, were cumulative at rates which were reset every seven days by an auction, unless a special dividend period had been set. Series of APS were identical in all respects except for the reset dates of the dividend rates. Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates were reset to the maximum rate, which was 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate was determined based on the credit rating of the APS. On March 26, 2018, each Fund redeemed all of its outstanding APS at a liquidation price of $25,000 per share plus any accrued but unpaid APS dividends. Each Fund expects to replace its APS with tender option bond financing (see Note 1G). Prior to the redemption of the APS, the Funds paid an annual fee equivalent to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions were unsuccessful; otherwise, the annual fee was 0.25%. At March 31, 2018, the Funds had no APS outstanding.

The number of APS redeemed and their liquidation preference were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Redeemed	62	128	36	25	112
Redemption Amount	$1,550,000	$3,200,000	$900,000	$625,000	$2,800,000

62

Eaton Vance

Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Redeemed	89	70	90	51
Redemption Amount	$2,225,000	$1,750,000	$2,250,000	$1,275,000

There were no transactions in APS during the year ended September 30, 2017.

3  Institutional MuniFund Term Preferred Shares

On December 11, 2015, each Fund issued Institutional MuniFund Term Preferred Shares (iMTP Shares) in a private offering to finance the tender offer for its outstanding APS. The number of new iMTP Shares issued was equal to the APS accepted for payment pursuant to the tender offer. The number of iMTP Shares issued and outstanding at March 31, 2018 was as follows:

Fund	iMTP Shares Issued and Outstanding

Municipal Fund II	1,598
California Fund II	992
Massachusetts Fund	518
Michigan Fund	421
New Jersey Fund	695
New York Fund II	460
Ohio Fund	590
Pennsylvania Fund	818

The iMTP Shares are a form of preferred shares that represent stock of the Funds. The iMTP Shares have a par value of $0.01 per share, a liquidation preference of $25,000 per share, and a mandatory redemption date of July 1, 2019, unless earlier redeemed or repurchased by a Fund. Dividends on the iMTP Shares are determined weekly based upon the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index Rate plus a spread. Such spread to the SIFMA Municipal Swap Index Rate is determined based on the current credit rating of the iMTP Shares. At March 31, 2018, the spread to the SIFMA Municipal Swap Index Rate was 0.85% for California Fund II and New York Fund II, 1.00% for Massachusetts Fund, Michigan Fund, New Jersey Fund, Ohio Fund and Pennsylvania Fund, and 1.05% for Municipal Fund II.

The iMTP Shares are subject to optional and mandatory redemption in certain circumstances. After December 31, 2016, the iMTP Shares are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends and, on redemptions prior to January 1, 2018, plus an optional redemption premium. The iMTP Shares are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends (mandatory redemption price), if a Fund is in default for an extended period on its asset maintenance requirements with respect to its preferred shares. For so long as the iMTP Shares are outstanding, a Fund’s effective leverage ratio is not permitted to exceed 45%. In order to comply with this requirement, a Fund may have to redeem all or a portion of its iMTP Shares at the mandatory redemption price.

The holders of the iMTP Shares and common shares have equal voting rights of one vote per share except that the holders of the iMTP Shares are entitled to elect two Trustees of each Fund. If the dividends on the iMTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the iMTP Shares have the right to elect a majority of each Fund’s Trustees.

For financial reporting purposes, the liquidation value of the iMTP Shares (net of unamortized deferred offering costs) is presented as a liability on the Statements of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on iMTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statements of Operations. Costs incurred by each Fund in connection with its offering of iMTP Shares were capitalized as deferred offering costs and are being amortized to the mandatory redemption date of July 1, 2019.

The carrying amount of the iMTP Shares at March 31, 2018 represents its liquidation value, which approximates fair value. If measured at fair value, the iMTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2018.

63

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Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

The average liquidation preference of the iMTP Shares during the six months ended March 31, 2018 was as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Average Liquidation Preference of iMTP Shares	$39,950,000	$24,800,000	$12,950,000	$10,525,000

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Liquidation Preference of iMTP Shares	$17,375,000	$11,500,000	$14,750,000	$20,450,000

4  Distributions to Shareholders and Income Tax Information

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS during periods when APS were outstanding, and outstanding iMTP Shares. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to APS shareholders were recorded daily and were payable at the end of each dividend period. The amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

Dividends Accrued to APS Shareholders	$13,244	$27,293	$7,806	$5,333	$23,805
Average APS Dividend Rates	1.77%	1.77%	1.80%	1.81%	1.76%
Dividend Rate Ranges (%)	1.49 - 2.87	1.41 - 2.69	1.49 - 2.87	1.49 - 2.84	1.49 - 2.59

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Dividends Accrued to APS Shareholders	$19,116	$14,878	$20,161	$11,042
Average APS Dividend Rates	1.78%	1.76%	1.86%	1.80%
Dividend Rate Ranges (%)	1.49 - 2.59	1.49 - 2.59	1.41 - 3.53	1.49 - 2.84

Distributions to iMTP shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for iMTP Shares at March 31, 2018, and the amount of dividends accrued to iMTP shareholders and average iMTP dividend rates (annualized) for the six months then ended were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

iMTP Dividend Rates at March 31, 2018	2.63%	2.43%	2.58%	2.58%
Dividends Accrued to iMTP Shareholders	$430,770	$243,954	$136,408	$110,864
Average iMTP Dividend Rates	2.16%	1.97%	2.11%	2.11%

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

iMTP Dividend Rates at March 31, 2018	2.58%	2.43%	2.58%	2.58%
Dividends Accrued to iMTP Shareholders	$185,176	$112,533	$170,478	$220,644
Average iMTP Dividend Rates	2.14%	1.96%	2.32%	2.16%

64

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Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2017, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

September 30, 2018	$11,539,291	$3,330,399	$1,054,999	$579,696
September 30, 2019	1,277,303	1,539,887	225,669	515,704

Total capital loss carryforwards	$12,816,594	$4,870,286	$1,280,668	$1,095,400

Deferred capital losses:
Short-term	$2,962,087	$1,897,328	$641,167	$8,775
Long-term	$6,625,733	$3,475,770	$822,757	$—

Expiration Date	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

September 30, 2018	$2,060,337	$1,545,637	$3,381,936	$1,949,047
September 30, 2019	1,369,694	1,548,104	669,118	925,899

Total capital loss carryforwards	$3,430,031	$3,093,741	$4,051,054	$2,874,946

Deferred capital losses:
Short-term	$886,069	$1,421,651	$400,687	$943,162
Long-term	$420,024	$840,906	$—	$1,584,739

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Aggregate cost	$155,253,697	$67,313,109	$35,107,462	$30,353,504

Gross unrealized appreciation	$12,176,920	$4,198,497	$3,287,000	$2,068,054
Gross unrealized depreciation	(629,282)	(165,780)	(55,769)	(37,972)

Net unrealized appreciation	$11,547,638	$4,032,717	$3,231,231	$2,030,082

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Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Aggregate cost	$49,413,148	$41,944,867	$44,436,256	$54,831,760

Gross unrealized appreciation	$3,672,966	$2,510,704	$3,883,462	$3,082,006
Gross unrealized depreciation	(438,841)	(491,495)	(124,780)	(264,862)

Net unrealized appreciation	$3,234,125	$2,019,209	$3,758,682	$2,817,144

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding preferred shares issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS and iMTP Shares then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2018, the investment adviser fees were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Investment Adviser Fee	$603,868	$226,108	$111,141	$99,014

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investment Adviser Fee	$162,299	$152,179	$151,527	$182,529

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2018 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Purchases	$22,858,727	$13,373,352	$3,938,225	$4,876,462
Sales	$20,727,078	$13,732,817	$2,631,750	$4,992,419

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Purchases	$6,196,577	$10,791,982	$6,202,046	$7,515,239
Sales	$6,454,216	$10,331,804	$5,907,033	$7,873,663

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March 31, 2018

Notes to Financial Statements (Unaudited) — continued

7  Common Shares of Beneficial Interest

The Funds may issue common shares pursuant to their dividend reinvestment plans. For the six months ended March 31, 2018, there were no common shares issued by the Funds. For the year ended September 30, 2017, the Ohio Fund issued 166 common shares pursuant to its dividend reinvestment plan and there were no common shares issued by the other Funds.

At March 31, 2018, one shareholder owned 13.1% of the outstanding shares of Municipal Fund II.

On November 11, 2013, the Boards of Trustees of the Funds authorized the repurchase by each Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Funds to purchase a specific amount of shares. There were no repurchases of common shares by the Funds for the six months ended March 31, 2018 and the year ended September 30, 2017.

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2018, the Michigan Fund had a payment due to SSBT pursuant to the foregoing arrangement of $53,319. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2018. The Funds’ average overdraft advances during the six months ended March 31, 2018 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At March 31, 2018, there were no obligations outstanding under these financial instruments.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2018, the Funds entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2018 was as follows:

	New Jersey Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$59,395	(1)	$84,849	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(35,083	)(2)	$(50,119	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended March 31, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

	New Jersey Fund	Pennsylvania Fund

Average Notional Cost:
Futures Contracts — Short	$1,235,000	$1,764,000

67

Eaton Vance

Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$216,056,382	$—	$216,056,382

Total Investments	$—	$216,056,382	$—	$216,056,382

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$80,401,066	$—	$80,401,066

Total Investments	$—	$80,401,066	$—	$80,401,066

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$40,042,129	$—	$40,042,129

Total Investments	$—	$40,042,129	$—	$40,042,129

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$35,184,216	$—	$35,184,216

Total Investments	$—	$35,184,216	$—	$35,184,216

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,629,727	$—	$58,629,727

Total Investments	$—	$58,629,727	$—	$58,629,727

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$55,243,050	$—	$55,243,050

Total Investments	$—	$55,243,050	$—	$55,243,050

68

Eaton Vance

Municipal Bond Funds

March 31, 2018

Notes to Financial Statements (Unaudited) — continued

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$53,897,027	$—	$53,897,027

Total Investments	$—	$53,897,027	$—	$53,897,027

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$62,321,335	$—	$62,321,335

Total Investments	$—	$62,321,335	$—	$62,321,335

The Funds held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Subsequent Event

In April 2018, the Trustees of the following Funds (the Acquired Funds) approved proposals to merge them into the following acquiring funds:

Acquired Fund	Acquiring Fund
California Fund II	Eaton Vance California Municipal Bond Fund
Massachusetts Fund	Eaton Vance Municipal Bond Fund
Michigan Fund	Eaton Vance Municipal Bond Fund
New York Fund II	Eaton Vance New York Municipal Bond Fund

Each proposed merger is subject to approval by shareholders of the respective Acquired Fund.

69

Eaton Vance

Municipal Bond Funds

March 31, 2018

Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

70

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7728    3.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Although the relief contained in the No-Action Letter was scheduled to expire eighteen months from issuance, it was extended via a subsequent no-action letter issued on September 22, 2017 (see Fidelity Management & Research Company et al., No-Action Letter (Sept. 22, 2017)).

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 24, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 24, 2018